INTANGIBLE ASSETS (Details) - Technology - USD ($)	Jun. 30, 2018	Sep. 30, 2017
Intangible assets, gross	$ 520,000	$ 0
Less: accumulated amortization	0	0
Intangible assets, net	$ 520,000	$ 0